Other current receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Summary of Other Current Receivables

Other current receivables are analysed as follows:

	31/12/22	31/12/21
VAT	3,051	3,588
Receivables from National Institute for Social Security	3,823	3,187
Receivables from VITA Group	—	1,374
Receivables for share capital reduction	3,337	—
Other	6,068	2,869
Total	16,279	11,018